Other Provisions	12 Months Ended
Dec. 31, 2023
Other Provisions [Abstract]
Other Provisions
24.	Other provisions:

As of December 31, 2023 and 2022, this item is composed as follows:

	2023	2022
	MCh$	MCh$
Provisions for obligations of customer loyalty and merit programs	36,242	33,609
Provisions for operational risk	1,514	2,838
Provisions for lawsuits and litigation	—	—
Other provisions for contingencies	264	264
Total	38,020	36,711

(a)	The following table shows the changes in provisions during the year 2023 and 2022:

	Provisions for obligations of customer loyalty and merit programs	Provisions for operational risk	Provisions for lawsuits and litigation	Other provisions for contingencies	Total
	MCh$	MCh$	MCh$	MCh$	MCh$

Balances as of January 1, 2022	35,937	694	—	264	36,895
Provisions established	—	2,144	—	—	2,144
Provisions used	—	—	—	—	—
Provisions released	(2,328)	—	—	—	(2,328)
Balances as of December 31, 2022	33,609	2,838	—	264	36,711

Balances as of January 1, 2023	33,609	2,838	—	264	36,711
Provisions established	2,633	746	—	—	3,379
Provisions used	—	(1,592)	—	—	(1,592)
Provisions released	—	(478)	—	—	(478)
Balances as of December 31, 2023	36,242	1,514	—	264	38,020